Short-term borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term borrowings
Short-term borrowings	¥ 13,000	$ 1,789	¥ 15,687
Short term debt
Short-term borrowings
Short-term borrowings	10,687
Proceeds from short-term debt	¥ 8,000